SHARE-BASED COMPENSATION - Summary of Estimated Fair Value of Stock Options Using the Black-Scholes Option Pricing Model (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Black-Scholes Option Pricing Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected term (years)	6 years
Weighted average expected volatility	86.80%
Risk-free interest rate	4.10%
Dividend yield	0.00%
Binomial Option Pricing Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected term (years)		6 years
Weighted average expected volatility		87.40%
Risk-free interest rate		4.60%
Dividend yield		0.00%